Property, Plant and Equipment, Net, and Investment Property, Net - Investment Property, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment Property, Net
Operating lease agreements, Average renewal period		5 years
Investment property at beginning of period		$ 2,790,173
Depreciation of the period		16,258,774	$ 17,634,233
Investment property at end of period		2,706,528	2,790,173
Fair value of investment property		11,264,339	9,622,031
Net lease income from investment property, net of direct operating expenses		360,813	325,205	$ 311,343
Cost
Investment Property, Net
Investment property at beginning of period		3,867,406	3,867,406
Transfers investment property			(268)
Investment property at end of period		3,867,406	3,867,406	3,867,406
Accumulated depreciation
Investment Property, Net
Investment property at beginning of period		(1,077,233)	(993,973)
Depreciation of the period		(83,645)	(83,260)
Investment property at end of period		$ (1,160,878)	$ (1,077,233)	$ (993,973)
Minimum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	7 years
Maximum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	19 years